Derivative Instruments	3 Months Ended
Mar. 31, 2012
Derivative Instruments

4. Derivative Instruments

Commodity Derivatives

We determine the fair values of our derivative agreements using third-party forward prices for the respective commodities as of the end of the reporting period and discount rates adjusted for the credit risk of our counterparties if the derivative is in an asset position and our own credit risk if the derivative is in a liability position. The following table sets forth our positions as of March 31, 2012 for commodities related to natural gas midstream revenues and cost of midstream gas purchased:

	Average Volume Per Day		Swap Price		Weighted Average Price		Fair Value at March 31, 2012
					Put	Call
NGL—natural gasoline collar	(gallons	)			(per gallon)
Second quarter 2012 through fourth quarter 2012	54,000				$1.75	$2.02	$(5,706)
Crude oil swap	(barrels	)	(per barrel	)
Second quarter 2012 through fourth quarter 2012	600		$88.62				(2,595)
Natural gas purchase swap	(MMBtu	)	(MMBtu	)
Second quarter 2012 through fourth quarter 2012	4,000		$5.195				(2,940)
Settlements to be paid in subsequent period							(1,047)

Interest Rate Swaps

We have entered into the Interest Rate Swaps to establish fixed interest rates on a portion of the outstanding borrowings under the Revolver. The following table sets forth the positions of the Interest Rate Swaps as of March 31, 2012:

	Notional Amounts	Swap Interest Rates (1)		Fair Value at March 31, 2012
Term	(in millions)	Pay	Receive
April 2012 – December 2012	$100.0	2.09%	LIBOR	$(1,211)

(1)	References to LIBOR represent the 3-month rate.

We reported a (i) net derivative liability of $1.2 million at March 31, 2012 and (ii) gain in accumulated other comprehensive income (“AOCI”) of $0.6 million as of March 31, 2012 related to the Interest Rate Swaps. In connection with periodic settlements and related reclassification of other comprehensive income, we recognized $0.1 million of net hedging losses on the Interest Rate Swaps in the derivatives line on the Consolidated Statements of Operations during the three months ended March 31, 2012. See the following “Financial Statement Impact of Derivatives” section for the impact of the Interest Rate Swaps on our Consolidated Financial Statements.

Financial Statement Impact of Derivatives

The following table summarizes the effects of our derivative activities, as well as the location of gains (losses) on our Consolidated Statements of Operations for the periods presented:

	Location of gain (loss) on derivatives recognized in statement of operations	Three Months Ended March 31,
		2012	2011
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivatives	$(22)	$(382)
Commodity contracts	Derivatives	(4,929)	(19,379)

Total decrease in net income or increase in net loss resulting from derivatives		$(4,951)	$(19,761)

Realized and unrealized derivative impact:
Cash paid for commodity and interest rate contract settlements	Derivatives	$(3,641)	$(4,858)
Unrealized derivative losses	Derivatives	(1,310)	(14,903)

Total decrease in net income or increase in net loss resulting from derivatives		$(4,951)	$(19,761)

The following table summarizes the fair value of our derivative instruments, as well as the locations of these instruments on our Consolidated Balance Sheets for the periods presented:

		Fair Values as of March 31, 2012		Fair Values as of December 31, 2011
		Derivative	Derivative	Derivative	Derivative
	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivative assets/liabilities—current	$—	$1,211	$—	$1,433
Commodity contracts	Derivative assets/liabilities—current	—	12,288	—	10,609

Total derivatives not designated as hedging instruments		$—	$13,499	$—	$12,042

Total fair value of derivative instruments		$—	$13,499	$—	$12,042

As of March 31, 2012, we did not own derivative instruments that were classified as fair value hedges or trading securities. In addition, as of March 31, 2012, we did not own derivative instruments containing credit risk contingencies.